Investments (Investments by Category) (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Equity Method Investments, Cost Method Investments, and Investments in Debt and Equity [Abstract]
Equity method investments	$ 127.0	$ 322.9
Available-for-sale securities	7.3	8.0
Cost method investments	30.6	40.6
Investments	$ 164.9	$ 371.5